SHARE-BASED COMPENSATION (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended	12 Months Ended					0 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Nov. 13, 2009	Nov. 13, 2009 Stock options	Dec. 31, 2013 Stock options	Dec. 31, 2012 Stock options	Dec. 31, 2011 Stock options	Dec. 31, 2013 Stock options Minimum	Nov. 13, 2009 Stock options Minimum	Nov. 13, 2009 Stock options Maximum	Dec. 18, 2012 Stock options Employees	Aug. 22, 2012 Stock options Employees	Mar. 15, 2012 Stock options Officer	Feb. 29, 2012 Stock options Officer
SHARE-BASED COMPENSATION
Maximum aggregate number of shares which may be issued pursuant to all awards		18,168,270	11,146,151
Term of an incentive stock option										10 years
Stock option term limited to 5 years for grantees who own stock representing more than specified percentage									10.00%
Term of the incentive stock option where grantee holds a minimum percentage of voting power				5 years
Annual increase in share limit authorized as a percentage of the total number of shares issued and outstanding	1.00%
Option exercise price as a percentage of fair market value, with respect to options granted to individuals subject to taxation in the United States								100.00%
Option exercise price as a percentage of fair market value, with respect to other options granted to individuals not subject to taxation in the United States								85.00%
Number of shares available for future grant		1,381,732
Options which would have been forfeited upon resignation (in shares)														417,979
Exercisable period of vested options													6 months
Incremental share-based compensation expense													$ 339
Percentage of shares that will vest on first vesting date											12.50%	50.00%
Percentage of shares that will vest on subsequent vesting date											12.50%	50.00%
Subsequent period of vesting											6 months
Remaining vesting period											3 years 6 months
Outstanding options, Number of options
Options outstanding at the beginning of the period (in shares)					7,275,320	9,550,652	10,309,062
Granted (in shares)						2,745,806					655,902	2,089,904
Exercised (in shares)					(2,445,482)	(679,402)	(336,114)
Forfeited (in shares)					(259,458)	(4,341,736)	(422,296)
Options outstanding at the end of the period (in shares)					4,570,380	7,275,320	9,550,652
Options vested and expected to vest at the end of the period (in shares)					4,375,550
Options exercisable at the end of the period (in shares)					2,058,908
Outstanding options, Weighted average exercise price
Options outstanding at the beginning of the period (in dollars per share)					$ 1.20	$ 1.31	$ 1.28
Granted (in dollars per share)						$ 1.55					$ 1.26	$ 1.65
Exercised (in dollars per share)					$ 1.01	$ 0.99	$ 0.99
Forfeited (in dollars per share)					$ 0.99	$ 1.68	$ 0.99
Options outstanding at the end of the period (in dollars per share)					$ 1.32	$ 1.20	$ 1.31
Options vested and expected to vest at the end of the period (in dollars per share)					$ 1.33
Options exercisable at the end of the period (in dollars per share)					$ 1.32
Outstanding options, Weighted average grant-date fair value
Options outstanding at the beginning of the period (in dollars per share)					$ 1.02	$ 1.24	$ 1.24
Granted (in dollars per share)						$ 0.66
Exercised (in dollars per share)					$ 1.21	$ 1.24	$ 1.24
Forfeited (in dollars per share)					$ 1.24	$ 1.24	$ 1.24
Options outstanding at the end of the period (in dollars per share)					$ 0.91	$ 1.02	$ 1.24
Options vested and expected to vest at the end of the period (in dollars per share)					$ 0.90
Options exercisable at the end of the period (in dollars per share)					$ 0.94
Outstanding options, Weighted average remaining contractual Term
Options outstanding at the end of the period					7 years 6 months
Options vested and expected to vest at the end of the period					7 years 6 months 22 days
Options exercisable at the end of the period					7 years 3 months 22 days
Aggregate intrinsic value
Options outstanding at the end of the period					7,982
Options vested and expected to vest at the end of the period					7,578
Options exercisable at the end of the period					3,588
Additional disclosures
Total intrinsic value of options exercised during the period (in dollars)					2,763	345	1,080
Share-based compensation expenses, additional disclosure
Share-based compensation expenses					1,900	1,752	3,242
Unrecognized share-based compensation related to stock options					$ 755
Weighted average period to recognize share-based compensation expenses related to nonvested options					9 months 18 days
Assumptions used to estimate the fair value of options
Weighted average expected volatility (as a percent)						57.90%
Weighted average risk-free interest rate (as a percent)						1.80%
Weighted average expected dividend yield (as a percent)						0.00%
Weighted average fair value of the underlying ordinary shares (in dollars per share)						$ 1.21
Weighted average exercise multiple						2.8